Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

October 9, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following fifteen new series, Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF, and Defiance Daily Target 2X Short UPST ETF, is Post-Effective Amendment No. 441 and Amendment No. 444 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC